Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassification	¥ 79,653	¥ (347,693)
Beginning Balance	(57,055)
Amounts reclassified from accumulated other comprehensive income	(473)	(13,589)
Other comprehensive income (loss)	79,180	(361,282)	¥ 225,444
Less-Comprehensive income attributable to noncontrolling interests	19,109	(45,697)
Ending Balance	1,562	(57,055)
As previously reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(57,055)	268,232
Ending Balance		(57,055)	268,232
Restatement Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	(1,454)	(9,702)
Scenario, Actual
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(58,509)	258,530
Ending Balance		(58,509)	258,530
Unrealized gain (loss) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassification	23,617	(20,442)
Beginning Balance	109,211
Amounts reclassified from accumulated other comprehensive income	(11,309)	(12,518)
Other comprehensive income (loss)	12,308	(32,960)
Less-Comprehensive income attributable to noncontrolling interests	7,236	(8,058)
Ending Balance	114,283	109,211
Unrealized gain (loss) on securities | As previously reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	109,211	134,112
Ending Balance		109,211	134,112
Unrealized gain (loss) on securities | Restatement Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)		1
Unrealized gain (loss) on securities | Scenario, Actual
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	109,211	134,113
Ending Balance		109,211	134,113
Unrealized gain (loss) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassification	2,957	(2,216)
Beginning Balance	(10,272)
Amounts reclassified from accumulated other comprehensive income	(2,462)	(1,863)
Other comprehensive income (loss)	495	(4,079)
Less-Comprehensive income attributable to noncontrolling interests	(1,139)	1,030
Ending Balance	(8,531)	(10,272)
Unrealized gain (loss) on derivative instruments | As previously reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(10,272)	(4,809)
Ending Balance		(10,272)	(4,809)
Unrealized gain (loss) on derivative instruments | Restatement Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	107	(354)
Unrealized gain (loss) on derivative instruments | Scenario, Actual
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(10,165)	(5,163)
Ending Balance		(10,165)	(5,163)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassification	(25,168)	(115,326)
Beginning Balance	119,053
Amounts reclassified from accumulated other comprehensive income	511	(273)
Other comprehensive income (loss)	(24,657)	(115,599)
Less-Comprehensive income attributable to noncontrolling interests	5,427	(19,569)
Ending Balance	87,378	119,053
Foreign currency translation adjustments | As previously reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	119,053	224,432
Ending Balance		119,053	224,432
Foreign currency translation adjustments | Restatement Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	(1,591)	(9,349)
Foreign currency translation adjustments | Scenario, Actual
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	117,462	215,083
Ending Balance		117,462	215,083
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassification	78,247	(209,709)
Beginning Balance	(275,047)
Amounts reclassified from accumulated other comprehensive income	12,787	1,065
Other comprehensive income (loss)	91,034	(208,644)
Less-Comprehensive income attributable to noncontrolling interests	7,585	(19,100)
Ending Balance	(191,568)	(275,047)
Pension liability adjustments | As previously reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(275,047)	(85,503)
Ending Balance		(275,047)	(85,503)
Pension liability adjustments | Restatement Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	30
Pension liability adjustments | Scenario, Actual
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ (275,017)	(85,503)
Ending Balance		¥ (275,017)	¥ (85,503)